Income Tax Disclosure (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Details
Valuation Allowance, Deferred Tax Asset, Increase (Decrease)	$ 370,600
Loss carry foward	4,474,000
Deferred Tax Assets, Operating Loss Carryforwards	$ 3,764,000